Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Transactions with Significant Shareholders, their Affiliates and Other Related Parties

Transactions with significant shareholders, their affiliates and other related parties were as follows:

	December 31, 2013	December 31, 2012	December 31, 2011
Sales & other services	118	226	269
Research and development expenses	(121)	(282)	(235)
Other purchases	(71)	(53)	(60)
Accounts receivable	12	53	54
Accounts payable	82	62	42